Condensed Consolidated Balance Sheets $ in Thousands	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 293,959	$ 190,327
Restricted cash	104	29
Prepaid expenses and other current assets	18,733	12,048
Total current assets	312,796	202,404
Investment	521	529
Property and equipment, net	355	245
Deferred tax assets	852	221
Other assets	219	57
Total assets	314,743	203,456
CURRENT LIABILITIES:
Accounts payable	2,742	2,747
Accrued expenses and other liabilities	6,581	4,148
Total current liabilities	9,323	6,895
Total liabilities	9,323	6,895
Commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	441,135	279,480
Accumulated other comprehensive income	7,817	14,585
Accumulated deficit	(143,991)	(97,899)
Total shareholders’ equity	305,420	196,561
Total liabilities and shareholders' equity	314,743	203,456
Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary and deferred shares, value, issued	431	367
Deferred Shares
SHAREHOLDERS’ EQUITY:
Ordinary and deferred shares, value, issued	$ 28	$ 28